UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - 1.4%
Aptiv	41,542		3,941,505
Goodyear Tire & Rubber	118,658		4,131,672
Tesla	14,205	[a,b]	5,032,974
			13,106,151
Banks - 9.1%
Bank of America	592,673		18,965,536
BB&T	101,144		5,582,137
Citigroup	121,184		9,510,520
JPMorgan Chase & Co.	209,528		24,236,104
PNC Financial Services Group	41,566		6,568,259
SunTrust Banks	136,208		9,629,906
Wells Fargo & Co.	195,701		12,873,212
			87,365,674
Capital Goods - 8.5%
Fortive	84,612		6,432,204
Harris	17,755		2,829,792
Honeywell International	113,387		18,104,502
L3 Technologies	30,686		6,519,548
PACCAR	81,279		6,060,162
Quanta Services	158,307	[b]	6,093,236
Raytheon	77,580		16,209,565
United Technologies	136,213		18,798,756
			81,047,765
Consumer Durables & Apparel - .4%
PVH	22,231		3,447,584
Consumer Services - .8%
Las Vegas Sands	101,091		7,836,574
Diversified Financials - 5.3%
Ameriprise Financial	50,466		8,513,614
Berkshire Hathaway, Cl. B	105,024	[b]	22,515,045
Capital One Financial	34,187		3,554,081
Morgan Stanley	109,283		6,179,954
Synchrony Financial	56,659		2,248,229
Voya Financial	139,167		7,224,159
			50,235,082
Energy - 6.6%
Andeavor	26,989		2,919,130
EOG Resources	76,665		8,816,475
Hess	170,932		8,633,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Energy - 6.6% (continued)
Occidental Petroleum	211,138		15,829,016
Phillips 66	108,528		11,113,267
Schlumberger	153,091		11,264,436
Valero Energy	45,736		4,389,284
			62,965,383
Exchange-Traded Funds - .4%
iShares Russell 1000 Value ETF	33,144		4,276,902
Food & Staples Retailing - .9%
Costco Wholesale	44,105		8,594,741
Food, Beverage & Tobacco - 4.5%
Coca-Cola	81,722		3,889,150
Coca-Cola European Partners	90,306		3,626,689
Conagra Brands	208,691		7,930,258
Kellogg	87,512	[a]	5,960,442
Kraft Heinz	93,785		7,351,806
Monster Beverage	70,888	[b]	4,836,688
PepsiCo	78,190		9,406,257
			43,001,290
Health Care Equipment & Services - 6.0%
Abbott Laboratories	68,876		4,281,332
AmerisourceBergen	37,032		3,690,979
Becton Dickinson & Co.	28,382		6,895,123
Boston Scientific	245,229	[b]	6,856,603
Humana	22,362		6,302,283
IDEXX Laboratories	25,147	[b]	4,703,495
UnitedHealth Group	88,873		21,043,349
WellCare Health Plans	18,689	[b]	3,931,792
			57,704,956
Insurance - 2.7%
Allstate	27,916		2,757,263
American International Group	67,088		4,288,265
Hartford Financial Services Group	58,618		3,444,394
Lincoln National	25,483		2,109,992
Progressive	142,167		7,691,235
Prudential Financial	49,822		5,919,850
			26,210,999
Materials - 5.4%
CF Industries Holdings	160,285		6,802,495
DowDuPont	241,034		18,217,350
Martin Marietta Materials	18,719		4,271,114
Newmont Mining	109,524		4,436,817
Nucor	14,806		991,410
Packaging Corporation of America	23,934		3,006,828
Praxair	26,928		4,348,603

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Materials - 5.4% (continued)
Vulcan Materials	73,831		9,996,717
			52,071,334
Media - 3.0%
Charter Communications, Cl. A	13,056	[b]	4,925,376
Comcast, Cl. A	328,540		13,972,806
Omnicom Group	79,756	[a]	6,113,297
Twenty-First Century Fox, Cl. A	90,554		3,341,443
			28,352,922
Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
Biogen	22,456	[b]	7,810,421
BioMarin Pharmaceutical	36,861	[b]	3,325,968
Bristol-Myers Squibb	89,418		5,597,567
Gilead Sciences	23,597		1,977,429
Johnson & Johnson	65,591		9,064,020
Merck & Co.	149,946		8,884,301
Neurocrine Biosciences	40,841	[a,b]	3,490,680
Pfizer	287,119		10,634,888
Zoetis	67,244		5,159,632
			55,944,906
Real Estate - .6%
Lamar Advertising, Cl. A	51,280	[a,c]	3,692,160
Uniti Group	115,569	[a,c]	1,829,457
			5,521,617
Retailing - 5.4%
Amazon. com	16,849	[b]	24,446,046
Dollar Tree	44,324	[b]	5,097,260
Home Depot	51,768		10,400,191
O'Reilly Automotive	16,150	[b]	4,274,744
Priceline Group	809	[b]	1,546,848
Ulta Beauty	5,810	[a,b]	1,290,401
Wayfair, Cl. A	54,018	[a,b]	4,970,196
			52,025,686
Semiconductors & Semiconductor Equipment - 4.4%
Broadcom	46,683		11,578,785
Microchip Technology	22,972	[a]	2,187,394
NVIDIA	45,009		11,063,212
Texas Instruments	154,150		16,905,631
			41,735,022
Software & Services - 16.2%
Activision Blizzard	89,801		6,656,948
Alphabet, Cl. A	2,292	[b]	2,709,648
Alphabet, Cl. C	17,205	[b]	20,128,818
Facebook, Cl. A	103,725	[b]	19,385,165
First Data, Cl. A	270,672	[b]	4,790,894

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 16.2% (continued)
FleetCor Technologies	6,547	[b]	1,391,238
Fortinet	123,838	[b]	5,701,502
HubSpot	41,038	[a,b]	3,982,738
International Business Machines	32,482		5,317,303
Microsoft	260,528		24,752,765
Oracle	127,577		6,581,697
PayPal Holdings	102,949	[b]	8,783,609
salesforce.com	80,990	[b]	9,225,571
ServiceNow	33,682	[b]	5,014,239
Splunk	60,668	[b]	5,603,903
Square, Cl. A	111,341	[a,b]	5,223,006
Teradata	83,059	[a,b]	3,363,890
Twilio, Cl. A	71,715	[a,b]	1,881,802
Visa, Cl. A	113,860	[a]	14,144,828
			154,639,564
Technology Hardware & Equipment - 5.7%
Apple	197,414		33,053,026
Arista Networks	11,401	[b]	3,144,624
Cisco Systems	430,592		17,886,792
			54,084,442
Telecommunication Services - 3.3%
AT&T	227,929		8,535,941
T-Mobile US	54,953	[b]	3,577,440
Verizon Communications	327,363		17,700,517
Vodafone Group, ADR	65,539	[a]	2,111,667
			31,925,565
Transportation - 1.6%
Delta Air Lines	129,091		7,328,496
Union Pacific	59,165		7,898,528
			15,227,024
Utilities - .4%
FirstEnergy	96,103		3,161,789
NextEra Energy Partners	22,384		1,005,265
			4,167,054
Total Common Stocks (cost $653,143,870)			941,488,237

Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $14,422,670)	14,422,670	[d]	14,422,670

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $11,415,794)	11,415,794 [d]	11,415,794
Total Investments (cost $678,982,334)	101.2%	967,326,701
Liabilities, Less Cash and Receivables	(1.2%)	(11,433,609)
Net Assets	100.0%	955,893,092

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $39,774,724 and the value of the collateral held by the fund was $40,378,353, consisting of cash collateral of $11,415,794 and U.S. Government & Agency securities valued at $28,962,559.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	919,894,195	-	-	919,894,195
Equity Securities—
Foreign Common
Stocks†	17,317,140	-	-	17,317,140
Exchange-Traded
Funds	4,276,902	-	-	4,276,902
Registered Investment
Companies	25,838,464	-	-	25,838,464

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2018, accumulated net unrealized appreciation on investments was $288,344,367, consisting of $291,381,700 gross unrealized appreciation and $3,037,333 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)